Basis of preparation and presentation (Details) - Schedule of depreciation rate	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Buildings and improvements [Member]
Basis of preparation and presentation (Details) - Schedule of depreciation rate [Line Items]
Annual depreciation rates %	3.00%
Buildings and improvements [Member] | Bottom of range [member]
Basis of preparation and presentation (Details) - Schedule of depreciation rate [Line Items]
Annual depreciation rates %		2.00%	2.00%
Buildings and improvements [Member] | Top of range [member]
Basis of preparation and presentation (Details) - Schedule of depreciation rate [Line Items]
Annual depreciation rates %		25.00%	25.00%
Equipment And Facilities [Member]
Basis of preparation and presentation (Details) - Schedule of depreciation rate [Line Items]
Annual depreciation rates %	7.00%	10.00%
Equipment And Facilities [Member] | Bottom of range [member]
Basis of preparation and presentation (Details) - Schedule of depreciation rate [Line Items]
Annual depreciation rates %			5.00%
Equipment And Facilities [Member] | Top of range [member]
Basis of preparation and presentation (Details) - Schedule of depreciation rate [Line Items]
Annual depreciation rates %			10.00%
Vehicles and agricultural machinery [Member]
Basis of preparation and presentation (Details) - Schedule of depreciation rate [Line Items]
Annual depreciation rates %	7.00%
Vehicles and agricultural machinery [Member] | Bottom of range [member]
Basis of preparation and presentation (Details) - Schedule of depreciation rate [Line Items]
Annual depreciation rates %		13.00%	13.00%
Vehicles and agricultural machinery [Member] | Top of range [member]
Basis of preparation and presentation (Details) - Schedule of depreciation rate [Line Items]
Annual depreciation rates %		20.00%	20.00%
Furniture And Fixtures [Member]
Basis of preparation and presentation (Details) - Schedule of depreciation rate [Line Items]
Annual depreciation rates %	10.00%	10.00%	10.00%
Opening of areas [Member]
Basis of preparation and presentation (Details) - Schedule of depreciation rate [Line Items]
Annual depreciation rates %	5.00%
Opening of areas [Member] | Bottom of range [member]
Basis of preparation and presentation (Details) - Schedule of depreciation rate [Line Items]
Annual depreciation rates %		5.00%	5.00%
Opening of areas [Member] | Top of range [member]
Basis of preparation and presentation (Details) - Schedule of depreciation rate [Line Items]
Annual depreciation rates %		20.00%	20.00%
Permanent cultures [Member]
Basis of preparation and presentation (Details) - Schedule of depreciation rate [Line Items]
Annual depreciation rates %	20.00%
Permanent cultures [Member] | Bottom of range [member]
Basis of preparation and presentation (Details) - Schedule of depreciation rate [Line Items]
Annual depreciation rates %		16.00%	16.00%
Permanent cultures [Member] | Top of range [member]
Basis of preparation and presentation (Details) - Schedule of depreciation rate [Line Items]
Annual depreciation rates %		27.00%	27.00%